Leases - Right-of-use assets (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Leases under IFRS 16
Balance, beginning of year	₽ 215,120	[1]	₽ 279,249
Additions to right-of-use assets	31,642
Modification of right-of use assets	13,618		10,754
Depreciation charge for the period	(81,349)		(75,182)		₽ (74,365)
Translation difference	(31)		299
Balance, end of year	₽ 179,000		₽ 215,120	[1]	₽ 279,249

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).